FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	August 4, 2008	WRITER’S DIRECT LINE 414.297.5817 jlochmann@foley.com EMAIL
VIA EDGAR AND FACSIMILE		CLIENT/MATTER NUMBER 086100-0155

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:	Blair Petrillo

Re:	Wisconsin Power and Light Company – Registration Statement on Form S-3, as amended (Registration No. 333-151911)

Ladies and Gentlemen:

        On behalf of Wisconsin Power and Light Company, a Wisconsin corporation (the “Company”), we are enclosing the Company’s acceleration request relating to the above-referenced Registration Statement pursuant to Rule 461 under the Securities Act of 1933, as amended. As indicated in the acceleration request, it is respectfully requested that the above-referenced Registration Statement be declared effective at 10:00 a.m. Eastern Time on August 6, 2008, or as soon as is practicable thereafter.

        Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5817 or John K. Wilson at (414) 297-5642.

Very truly yours, /s/ Jessica S. Allen Jessica S. Allen

cc:	Wisconsin Power and Light Company Patricia L. Kampling Enrique Bacalao Jake Blavat Foley & Lardner LLP Benjamin F. Garmer, III Jay O. Rothman John K. Wilson

BOSTON BRUSSELS CENTURY CITY CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI MILWAUKEE	NEW YORK ORLANDO SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR	SAN FRANCISCO SHANGHAI SILICON VALLEY TALLAHASSEE TAMPA	TOKYO WASHINGTON, D.C.